Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000017607
Account Value [Line Items]
Line Graph and Table Measure Name		International Equity Fund, Class F Shares
C000017606
Account Value [Line Items]
Line Graph and Table Measure Name		International Equity Fund, Class I Shares
C000147407
Account Value [Line Items]
Line Graph and Table Measure Name	International Equity Fund, Class Y Shares
C000017609
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Markets Equity Fund, Class F Shares
C000147409
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund, Class Y Shares
C000017608
Account Value [Line Items]
Line Graph and Table Measure Name		International Fixed Income Fund, Class F Shares
C000147408
Account Value [Line Items]
Line Graph and Table Measure Name	International Fixed Income Fund, Class Y Shares
C000017610
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Markets Debt Fund, Class F Shares
C000147410
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund, Class Y Shares
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA Index (Net) (USD)
Account Value	$ 166,302	$ 100,000	$ 132,667	$ 110,199	$ 147,259	$ 118,838	$ 115,375	$ 116,810	$ 114,787	$ 95,968	$ 87,837
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA Index (Net) (USD)
Account Value	$ 166,302	$ 100,000	132,667	110,199	147,259	118,838	115,375	116,810	114,787	95,968	87,837
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index (Net) (USD)
Account Value	$ 166,302	$ 100,000	132,667	110,199	147,259	118,838	115,375	116,810	114,787	95,968	87,837
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA Index (Net) (USD)
Account Value	$ 166,302	$ 100,000	132,667	110,199	147,259	118,838	115,375	116,810	114,787	95,968	87,837
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index (Net) (USD)
Account Value	$ 166,302	$ 100,000	132,667	110,199	147,259	118,838	115,375	116,810	114,787	95,968	87,837
Bloomberg Global Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (USD)
Account Value	$ 105,862	$ 100,000	94,528	92,456	116,196	117,264	110,380	102,586	103,956	105,281	96,735
Bloomberg Global Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD)
Account Value	$ 105,862	$ 100,000	94,528	92,456	116,196	117,264	110,380	102,586	103,956	105,281	96,735
Bloomberg Global Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (USD)
Account Value	$ 105,862	$ 100,000	94,528	92,456	116,196	117,264	110,380	102,586	103,956	105,281	96,735
Bloomberg Global Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD)
Account Value	$ 105,862	$ 100,000	94,528	92,456	116,196	117,264	110,380	102,586	103,956	105,281	96,735
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net) (USD)
Account Value	174,187	$ 100,000	139,611	111,114	148,411	118,039	117,459	119,053	115,881	97,294	91,341
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net) (USD)
Account Value	$ 174,187	$ 100,000	139,611	111,114	148,411	118,039	117,459	119,053	115,881	97,294	91,341
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 174,187	$ 100,000	139,611	111,114	148,411	118,039	117,459	119,053	115,881	97,294	91,341
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 148,370	$ 100,000	117,705	105,377	146,589	124,013	112,190	114,499	115,436	94,264	80,717
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 148,370	$ 100,000	117,705	105,377	146,589	124,013	112,190	114,499	115,436	94,264	80,717
Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Account Value	$ 129,491	$ 100,000	117,951	114,524	127,058	127,745	125,457	113,188	110,537	111,153	103,371
Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Account Value	$ 129,491	$ 100,000	117,951	114,524	127,058	127,745	125,457	113,188	110,537	111,153	103,371
50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Account Value [Line Items]
Line Graph and Table Measure Name		50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Account Value	$ 121,537	$ 100,000	104,770	93,900	121,085	116,974	117,000	105,494	110,584	104,346	89,376
50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Account Value [Line Items]
Line Graph and Table Measure Name	50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Account Value	$ 121,537	$ 100,000	$ 104,770	$ 93,900	$ 121,085	$ 116,974	$ 117,000	$ 105,494	$ 110,584	$ 104,346	$ 89,376